Property, Plant and Equipment - Summary of Breakdown of Property, Plant and Equipment by Country (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 64,114	€ 74,189	€ 84,517
Italy [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	35,161	41,523
Romania [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	15,707	16,585
United States of America [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,317	11,381
Brazil [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,570	2,574
China [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,013	1,168
Europe [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	597	779
Other countries [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 749	€ 179